27. Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Expenses Net Tables
Other operating expenses, net
	2017	2016	2015

Tax installments and other tax risks (a)	(217)	(357)	(22)
Restructuring expenses (b)	(107)	(99)	(116)
Losses on disposal of fixed assets (c)	(247)	(99)	(44)
Other	(8)	(12)	(24)
	(579)	(567)	(206)